REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on consolidated statements of operations (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽) ₽ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 RUB (₽) ₽ / shares	Dec. 31, 2020 RUB (₽) ₽ / shares
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sales, general and administrative	₽ 172,092	$ 2,446.7	₽ 122,924	₽ 62,913
Total operating costs and expenses	508,463	7,228.9	369,448	202,673
Income (Loss) from operations	13,236	188.2	(13,277)	15,671
Other income/(loss), net	9,359	133.1	(1,217)	2,321
Income before income taxes	70,349	1,000.2	(7,223)	36,543
Income tax expense	22,734	323.2	7,430	13,193
Net income	₽ 47,615	$ 677.0	₽ (14,653)	23,350
Net income attributable to Yandex N.V.				₽ 24,713
Net income per Class A and Class B share:
Basic | (per share)	₽ 107.24	$ 1.52	₽ (40.48)	₽ 72.52
Diluted | (per share)	₽ 82.53	$ 1.17	₽ (40.48)	₽ 69.77
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sales, general and administrative				₽ 62,335
Total operating costs and expenses				202,095
Income (Loss) from operations				16,249
Other income/(loss), net				2,404
Income before income taxes				37,204
Income tax expense				13,055
Net income				24,149
Net income attributable to Yandex N.V.				₽ 25,512
Net income per Class A and Class B share:
Basic | ₽ / shares				₽ 74.87
Diluted | ₽ / shares				₽ 72.03
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Sales, general and administrative				₽ 578
Total operating costs and expenses				578
Income (Loss) from operations				(578)
Other income/(loss), net				(83)
Income before income taxes				(661)
Income tax expense				138
Net income				(799)
Net income attributable to Yandex N.V.				₽ (799)
Net income per Class A and Class B share:
Basic | ₽ / shares				₽ (2.35)
Diluted | ₽ / shares				₽ (2.26)